ACCRUED LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES	Accrued liabilities consisted of the following:
	June 30, 2026	September 30, 2025
Wages accrual	$9,000	$102,397
Expenses accrual	284,474	149,661
Total accrued liabilities	$293,474	$252,058

Accrued liabilities consisted of the following:

	September 30, 2025	September 30, 2024
Wages accrual	$102,397	$99,400
Expenses accrual	131,115	32,385
Payroll tax accrual	-	2,400
Credit card accrual	18,546	8,930
Total accrued liabilities	$252,058	$143,115